SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Number of Shares, Outstanding, Balance	0.000001	0.000001	0.000001	0.000001
Weighted Average Price Per Share, Outstanding, Balance	$ 271,980,000,000	$ 271,980,000,000	$ 271,980,000,000	$ 271,980,000,000
Number of Shares, Issued	0	0
Weighted Average Price Per Share, Granted
Number of Shares, Exercised
Weighted Average Price Per Share, Exercised
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Outstanding, Balance			0.000001	0.000001
Weighted Average Price Per Share, Outstanding, Ending balance			$ 271,980,000,000	$ 271,980,000,000
Number of Shares, Exercisable, Balance			0.000001
Weighted Average Price Per Share, Exercisable, Balance			$ 271,980,000,000
Weighted average remaining contractual term	4 years 4 months 13 days		4 years 10 months 13 days
Weighted average fair value of options granted during the period
Aggregate intrinsic value